Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
July 31, 2026
ADIF-NPRT3-0926
1.804845.122
Common Stocks - 93.6%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	173,631	7,803,857
Financials - 0.1%
Insurance - 0.1%
Steadfast Group Ltd	281,207	1,004,964
Suncorp Group Ltd	151,766	2,041,974
TOTAL FINANCIALS		3,046,938
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	142,500	13,846,677
TOTAL AUSTRALIA		24,697,472
BELGIUM - 2.0%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	170,900	24,565,191
Health Care - 0.7%
Pharmaceuticals - 0.7%
Financiere de Tubize SA	7,561	1,691,480
UCB SA	40,158	10,322,097
TOTAL HEALTH CARE		12,013,577
TOTAL BELGIUM		36,578,768
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	199,200	2,854,535
CANADA - 3.2%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	55,900	7,615,096
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd	322,502	15,363,044
Imperial Oil Ltd	138,474	17,953,169
TOTAL ENERGY		33,316,213
Health Care - 0.2%
Pharmaceuticals - 0.2%
Apotex Health Corp	116,500	3,041,624
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	72,489	15,421,849
TOTAL CANADA		59,394,782
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	380,300	18,733,678
CHINA - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	15,000	697,092
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	170,000	6,888,300
TOTAL CHINA		7,585,392
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	18,800	2,355,076
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	5,400	796,587
Industrials - 1.4%
Air Freight & Logistics - 1.3%
DSV A/S	102,100	22,065,956
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	85,100	2,290,676
TOTAL INDUSTRIALS		24,356,632
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	49,400	3,216,106
TOTAL DENMARK		30,724,401
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	750,100	6,933,123
FRANCE - 5.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	470,200	8,984,438
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	10,056	5,522,104
Consumer Staples - 0.5%
Food Products - 0.2%
Danone SA	48,600	3,780,406
Personal Care Products - 0.3%
L'Oreal SA	10,200	4,543,033
TOTAL CONSUMER STAPLES		8,323,439
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	11,300	2,550,087
Industrials - 2.2%
Aerospace & Defense - 1.6%
Airbus SE	24,900	5,845,492
Safran SA	57,058	22,422,730
		28,268,222
Commercial Services & Supplies - 0.2%
SPIE SA	76,400	4,098,443
Electrical Equipment - 0.1%
Legrand SA	11,141	1,693,758
Trading Companies & Distributors - 0.3%
Rexel SA	150,200	6,207,600
TOTAL INDUSTRIALS		40,268,023
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	106,829	21,046,225
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	131,200	5,220,890
TOTAL FRANCE		91,915,206
GERMANY - 7.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	18,100	3,348,919
Financials - 2.4%
Capital Markets - 0.7%
Deutsche Boerse AG	44,268	13,334,284
Insurance - 1.7%
Allianz SE	61,990	30,877,370
TOTAL FINANCIALS		44,211,654
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	184,600	9,487,934
Industrials - 3.0%
Aerospace & Defense - 0.2%
Rheinmetall AG	2,504	3,310,161
Air Freight & Logistics - 0.2%
Deutsche Post AG	58,200	3,887,865
Electrical Equipment - 1.7%
Siemens Energy AG	174,800	29,863,367
Industrial Conglomerates - 0.9%
Siemens AG	52,760	17,286,633
TOTAL INDUSTRIALS		54,348,026
Information Technology - 0.6%
Software - 0.6%
SAP SE	57,774	10,589,696
Materials - 0.4%
Construction Materials - 0.4%
Heidelberg Materials AG	42,700	7,949,247
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	44,300	2,921,014
TOTAL GERMANY		132,856,490
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
AIA Group Ltd	1,876,582	18,917,633
Prudential PLC	208,000	3,125,938

TOTAL HONG KONG		22,043,571
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	189,911	17,574,419
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	99,600	3,486,996
ITALY - 5.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	143,700	3,890,816
Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola HBC AG	328,800	22,201,324
Financials - 3.7%
Banks - 3.2%
FinecoBank Banca Fineco SpA	391,167	10,685,948
Intesa Sanpaolo SpA	3,297,000	24,923,054
UniCredit SpA	242,736	22,892,885
		58,501,887
Insurance - 0.5%
Generali	165,100	8,367,110
TOTAL FINANCIALS		66,868,997
Industrials - 0.8%
Electrical Equipment - 0.3%
Prysmian SpA	37,200	5,133,352
Machinery - 0.1%
Interpump Group SpA	57,500	2,303,474
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	132,558	7,755,969
TOTAL INDUSTRIALS		15,192,795
TOTAL ITALY		108,153,932
JAPAN - 20.6%
Consumer Discretionary - 2.0%
Automobiles - 0.3%
Toyota Motor Corp	381,100	7,212,196
Household Durables - 1.1%
Panasonic Holdings Corp	765,900	20,252,286
Specialty Retail - 0.6%
Fast Retailing Co Ltd	18,516	9,066,716
Sanrio Co Ltd (b)	129,500	1,039,124
		10,105,840
TOTAL CONSUMER DISCRETIONARY		37,570,322
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Shiseido Co Ltd	56,600	1,118,056
Financials - 4.7%
Banks - 3.2%
Mizuho Financial Group Inc	440,600	22,842,555
Sumitomo Mitsui Financial Group Inc	852,630	36,636,605
		59,479,160
Financial Services - 0.9%
ORIX Corp	391,571	15,803,553
Insurance - 0.6%
Tokio Marine Holdings Inc	208,471	10,625,016
TOTAL FINANCIALS		85,907,729
Health Care - 1.6%
Health Care Equipment & Supplies - 1.2%
Hoya Corp	137,085	20,962,630
Nakanishi Inc	20,100	381,976
		21,344,606
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	42,600	1,848,472
Takeda Pharmaceutical Co Ltd	183,300	6,293,723
		8,142,195
TOTAL HEALTH CARE		29,486,801
Industrials - 6.9%
Building Products - 0.3%
Daikin Industries Ltd	31,700	4,591,899
Electrical Equipment - 0.2%
Fujikura Ltd	82,100	2,083,399
Furukawa Electric Co Ltd	101,000	1,927,275
		4,010,674
Industrial Conglomerates - 1.3%
Hitachi Ltd	731,340	23,966,418
Machinery - 2.3%
Ebara Corp	403,500	13,697,858
Japan Steel Works Ltd/The	54,200	2,511,237
Kawasaki Heavy Industries Ltd	529,000	9,037,785
Mitsubishi Heavy Industries Ltd	755,218	17,643,658
		42,890,538
Professional Services - 0.4%
Recruit Holdings Co Ltd	96,400	7,623,391
Trading Companies & Distributors - 2.4%
ITOCHU Corp	1,599,675	20,075,301
Marubeni Corp	253,300	8,186,831
Sumitomo Corp	752,800	7,814,037
Toyota Tsusho Corp	180,000	7,470,962
		43,547,131
TOTAL INDUSTRIALS		126,630,051
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.0%
Optex Group Co Ltd	27,900	596,900
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp	147,600	29,163,096
Disco Corp	4,600	1,644,198
Kioxia Holdings Corp (a)	24,600	6,856,916
Lasertec Corp	20,500	4,709,512
Renesas Electronics Corp	1,216,844	24,390,128
Rohm Co Ltd (b)	330,200	8,755,765
Tokyo Electron Ltd	13,500	4,513,553
		80,033,168
TOTAL INFORMATION TECHNOLOGY		80,630,068
Materials - 0.9%
Chemicals - 0.9%
Nissan Chemical Corp	186,400	8,664,360
Shin-Etsu Chemical Co Ltd	196,854	7,017,872
TOTAL MATERIALS		15,682,232
TOTAL JAPAN		377,025,259
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	13,050	14,642,983
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	76,750	13,198,872
TOTAL KOREA (SOUTH)		27,841,855
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	244,800	2,893,536
NETHERLANDS - 4.4%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	7,395	6,333,798
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	38,339	3,009,944
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	6,100	5,635,813
ASML Holding NV depository receipt	39,150	63,775,350
BE Semiconductor Industries NV	11,445	2,616,464
TOTAL INFORMATION TECHNOLOGY		72,027,627
TOTAL NETHERLANDS		81,371,369
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	448,700	25,888,529
SPAIN - 5.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	105,170	6,863,777
Financials - 4.7%
Banks - 4.7%
Banco Santander SA	3,523,105	50,106,566
CaixaBank SA	2,435,522	35,379,238
TOTAL FINANCIALS		85,485,804
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	365,670	8,707,534
TOTAL SPAIN		101,057,115
SWEDEN - 3.5%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	552,691	23,855,412
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (a)	77,300	3,820,271
Industrials - 2.0%
Building Products - 0.5%
Assa Abloy AB B Shares	234,400	8,697,596
Commercial Services & Supplies - 0.1%
Securitas AB B Shares	104,900	1,685,503
Machinery - 1.4%
Atlas Copco AB A Shares	455,400	9,622,524
Epiroc AB A Shares	209,100	5,360,620
Indutrade AB	195,871	4,912,100
Volvo AB B Shares	168,100	6,430,118
		26,325,362
TOTAL INDUSTRIALS		36,708,461
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(c)(d)	15,457	137,424
TOTAL SWEDEN		64,521,568
SWITZERLAND - 1.8%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	65,024	15,367,899
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	19,980	15,219,329
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	8,400	1,727,796
TOTAL SWITZERLAND		32,315,024
TAIWAN - 2.4%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	70,000	4,458,913
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	99,567	40,249,960
TOTAL TAIWAN		44,708,873
UNITED KINGDOM - 14.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc	44,483	876,498
Consumer Discretionary - 1.1%
Broadline Retail - 0.1%
Next PLC	9,300	1,860,683
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	431,758	13,691,047
Leisure Products - 0.2%
Games Workshop Group PLC	15,328	3,949,869
TOTAL CONSUMER DISCRETIONARY		19,501,599
Consumer Staples - 1.7%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	38,200	4,181,372
Tobacco - 1.5%
British American Tobacco PLC	437,000	26,508,833
TOTAL CONSUMER STAPLES		30,690,205
Financials - 5.8%
Banks - 5.3%
HSBC Holdings PLC	682,600	14,536,179
Lloyds Banking Group PLC	22,976,300	35,512,560
NatWest Group PLC	3,279,800	30,937,144
Standard Chartered PLC	380,400	11,247,518
Starling Bank Ltd (a)(c)(d)	1,191,700	3,886,795
		96,120,196
Capital Markets - 0.5%
3i Group PLC	238,081	9,165,592
TOTAL FINANCIALS		105,285,788
Health Care - 1.9%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (e)(f)	1,348,200	4,070,161
Pharmaceuticals - 1.7%
Astrazeneca PLC	138,089	23,509,346
GSK PLC	279,100	7,257,399
		30,766,745
TOTAL HEALTH CARE		34,836,906
Industrials - 3.1%
Aerospace & Defense - 3.1%
BAE Systems PLC	587,493	16,631,535
Rolls-Royce Holdings PLC	2,056,538	41,027,230
TOTAL INDUSTRIALS		57,658,765
Utilities - 1.0%
Electric Utilities - 0.7%
SSE PLC	390,900	12,349,874
Multi-Utilities - 0.3%
National Grid PLC	377,600	6,043,810
TOTAL UTILITIES		18,393,684
TOTAL UNITED KINGDOM		267,243,445
UNITED STATES - 7.0%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	98,478	15,825,415
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Shell PLC	663,701	30,378,727
Health Care - 1.3%
Pharmaceuticals - 1.3%
Roche Holding AG	47,310	20,692,456
Viatris Inc	208,200	3,655,992
TOTAL HEALTH CARE		24,348,448
Industrials - 2.0%
Electrical Equipment - 2.0%
Schneider Electric SE	108,019	36,292,829
Materials - 1.2%
Chemicals - 0.1%
Linde PLC	5,642	2,699,020
Construction Materials - 1.1%
CRH PLC	170,247	16,175,168
Holcim AG	29,779	2,704,653
		18,879,821
TOTAL MATERIALS		21,578,841
TOTAL UNITED STATES		128,424,260
TOTAL COMMON STOCKS (Cost $1,071,694,072)		1,716,823,598

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (a)(c)(d)	70	590,289
Valsoft Corp Series A-1.3 (a)(c)(d)	25	210,817
Valsoft Corp Series A-1.4 (a)(c)(d)	32	269,846

TOTAL CANADA		1,070,952
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(d)	10,541	2,129,983
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(d)	372,910	5,496,693
Wasabi Holdings Inc Series D (a)(c)(d)	39,419	843,567
Wasabi Holdings Inc Series D1 (c)(d)	17,786	342,381

TOTAL UNITED STATES		6,682,641
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,175,692)		9,883,576

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $6,643,961)	22,374	5,624,526

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	94,226,336	94,245,181
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	1,814,685	1,814,866
TOTAL MONEY MARKET FUNDS (Cost $96,059,173)			96,060,047

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,183,572,898)	1,828,391,747
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,900,834
NET ASSETS - 100.0%	1,835,292,581

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,907,795 or 0.8% of net assets.

(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,070,161 or 0.2% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,070,161 or 0.2% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	2,738,515

Kry International Ab	5/14/2021 - 10/30/2024	1,022,024

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,273,444

Valsoft Corp Series A-1.2	3/14/2025	819,960

Valsoft Corp Series A-1.3	3/17/2025	248,171

Valsoft Corp Series A-1.4	3/17/2025	421,167

Wasabi Holdings Inc Series C	3/31/2021	4,051,518

Wasabi Holdings Inc Series D	9/9/2022	560,006

Wasabi Holdings Inc Series D1	11/14/2025	336,355

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	36,599,527	303,651,240	246,003,957	1,374,290	(2,151)	522	94,245,181	94,226,336
Fidelity Securities Lending Cash Central Fund	17,082,992	138,883,172	154,150,960	28,593	(338)	-	1,814,866	1,814,685
	53,682,519	442,534,412	400,154,917	1,402,883	(2,489)	522	96,060,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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